Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2020
Guarantees, commitments and risks
Schedule of guarantees

(€ million)	December 31, 2020	December 31, 2019
Consolidated subsidiaries	4,758	4,323
Unconsolidated subsidiaries	176	197
Joint ventures and associates	3,800	4,075
Others	150	267
	8,884	8,862

Schedule of commitments and risks

(€ million)	December 31, 2020	December 31, 2019
Commitments	69,998	74,338
Risks	600	676
	70,598	75,014

Schedule of expected payments for finance debts and lease liabilities

The tables below summarize the Group main contractual obligations for finance debt and lease liability repayments, including expected payments for interest charges and derivatives.

	Maturity year
						2026 and
(€ million)	2021	2022	2023	2024	2025	thereafter	Total
December 31, 2020
Non-current financial liabilities (including the current portion)	1,697	1,518	3,469	2,049	2,730	12,232	23,695
Current financial liabilities	2,882						2,882
Lease liabilities	815	593	503	442	413	2,218	4,984
Fair value of derivative instruments	1,609	26	13	50		73	1,771
	7,003	2,137	3,985	2,541	3,143	14,523	33,332
Interest on finance debt	502	473	461	387	360	1,164	3,347
Interest on lease liabilities	295	252	219	192	165	748	1,871
	797	725	680	579	525	1,912	5,218
Financial guarantees	1,072						1,072

	Maturity year
						2025 and
(€ million)	2020	2021	2022	2023	2024	thereafter	Total
December 31, 2019
Non-current financial liabilities (including the current portion)	2,908	1,704	1,259	2,743	1,785	11,521	21,920
Current financial liabilities	2,452						2,452
Lease liabilities	884	632	487	434	424	2,761	5,622
Fair value of derivative instruments	2,704	2	14			34	2,754
	8,948	2,338	1,760	3,177	2,209	14,316	32,748
Interest on finance debt	594	452	353	342	269	1,667	3,677
Interest on lease liabilities	341	302	263	233	206	1,015	2,360
	935	754	616	575	475	2,682	6,037
Financial guarantees	926						926

Schedule of trade and other payables by maturity

	Maturity year
			2026 and
(€ million)	2021	2022 – 2025	thereafter	Total
December 31, 2020
Trade payables	8,679			8,679
Other payables and advances	4,257	111	94	4,462
	12,936	111	94	13,141

	Maturity year
			2025 and
(€ million)	2020	2021 – 2024	thereafter	Total
December 31, 2019
Trade payables	10,480			10,480
Other payables and advances	5,065	54	100	5,219
	15,545	54	100	15,699

Schedule of principal contractual obligations

	Maturity year
						2026 and
(€ million)	2021	2022	2023	2024	2025	thereafter	Total
Decommissioning liabilities(a)	400	237	202	425	276	10,433	11,973
Environmental liabilities	383	323	267	255	196	839	2,263
Purchase obligations(b)	8,041	7,644	7,342	8,150	8,613	63,864	103,654
- Gas
. take-or-pay contracts	6,196	6,852	6,809	7,691	8,392	63,477	99,417
. ship-or-pay contracts	893	519	480	439	212	359	2,902
- Other purchase obligations	952	273	53	20	9	28	1,335
Other obligations	2					106	108
- Memorandum of intent - Val d’Agri	2					106	108
Total	8,826	8,204	7,811	8,830	9,085	75,242	117,998

[28]     Contractual obligations related to employee benefits are indicated in note 21 - Provisions for employee benefits.

(a)	Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
(b)	Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.

Schedule of committed projects

The amounts shown in the table below include committed expenditures to execute certain environmental projects.

	Maturity year
					2025 and
(€ million)	2021	2022	2023	2024	thereafter	Total
Committed projects	4,264	3,983	2,890	2,204	1,334	14,675

Schedule of carrying amount of financial instruments and relevant economic and equity effect

	2020			2019
		Finance income (expense)			Finance income (expense)
		recognized in			recognized in
		Profit			Profit
	Carrying	and loss		Carrying	and loss
(€ million)	amount	account	OCI	amount	account	OCI
Financial instruments at fair value with effects recognized in profit and loss account
Financial assets held for trading(a)	5,502	31		6,760	127
Non-hedging and trading derivatives(b)	(19)	(415)		(125)	273
Other investments valued at fair value(c)	957	150	24	929	247	(3)
Receivables and payables and other assets/liabilities valued at amortized cost
Trade receivables and other(d)	10,955	(213)		12,926	(409)
Financing receivables(e)	1,207	99		1,503	110
Securities(a)	55			55
Trade payables and other(a)	13,141	(31)		15,699	33
Financing payables(f)	26,686	(632)		24,518	(802)
Net assets (liabilities) for hedging derivatives(g)	(52)	(941)	661	(2)	(739)	(679)
(a)	Income or expense were recognized in the profit and loss account within "Finance income (expense)".
(b)

In the profit and loss account, economic effects were recognized as expense within "Other operating income (loss)" for €766 million (income for €287 million in 2019) and as income within "Finance income (expense)" for €351 million (loss for €14 million in 2019).

(c)	Income or expense were recognized in the profit and loss account within "Income (expense) from investments - Dividends".
(d)

Income or expense were recognized in the profit and loss account as net impairment losses within "Net (impairment losses) reversal of trade and other receivables" for €226 million (net impairment losses for €432 million in 2019) and as income within "Finance income (expense)" for €13 million (income for €23 million in 2019), including interest income calculated on the basis of the effective interest rate of €22 million (interest income for €26 million in 2019).

(e)

In the profit and loss account, income or expense were recognized as income within "Finance income (expense)", including interest income calculated on the basis of the effective interest rate of €92 million (income for €99 million in 2019) and net impairment losses for €1 million (net revaluations for €4 million in 2019).

(f)

In the profit and loss account, income or expense were recognized as expense within "Finance income (expense)", including interest expense calculated on the basis of the effective interest rate of €531 million (interest expense for €647 million in 2019).

(g)	In the profit and loss account, income or expense were recognized within "Sales from operations" and "Purchase, services and other".

Schedule of disclosures about offsetting of financial instruments

		Gross amount
		of financial
	Gross amount	assets and	Net amount of
	of financial	liabilities	financial
	assets and	subject to	assets and
(€ million)	liabilities	offsetting	liabilities
December 31, 2020
Financial assets
Trade and other receivables	11,681	755	10,926
Other current assets	3,719	1,033	2,686
Financial liabilities
Trade and other liabilities	13,691	755	12,936
Other current liabilities	5,905	1,033	4,872
December 31, 2019
Financial assets
Trade and other receivables	13,773	900	12,873
Other current assets	4,584	612	3,972
Financial liabilities
Trade and other liabilities	16,445	900	15,545
Other current liabilities	7,758	612	7,146

Interest rate risk and currency risk
Guarantees, commitments and risks
Schedule of market risk

The following tables show amounts in terms of VaR, recorded in 2020 (compared with 2019) relating to interest rate and exchange rate risks in the first section and commodity risk. Regarding the management of strategic liquidity, the sensitivity to changes of interest rate is expressed by values of “Dollar value per Basis Point” (DVBP).

(Value at risk - parametric method variance/covariance; holding period: 20 days; confidence level: 99%)

	2020				2019
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate(a)	7.39	1.18	2.93	1.34	5.19	2.44	3.80	3.00
Exchange rate(a)	0.48	0.10	0.28	0.18	0.41	0.07	0.17	0.15
(a)

Value at risk deriving from interest and exchange rates exposures include the following finance departments: Eni Corporate Finance Department, Eni Finance International SA, Banque Eni SA and Eni Finance USA Inc.

Commodity price risk
Guarantees, commitments and risks
Schedule of market risk

(Value at risk — Historic simulation method; holding period: 1 day; confidence level: 95%)

	2020				2019
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures – Management Portfolio(a)	16.10	3.02	8.50	3.02	23.03	7.74	11.22	9.11
Trading (b)	1.57	0.10	0.52	0.25	1.60	0.25	0.51	0.31
(a)

Refers to the Gas & LNG Marketing Power business line (risk exposure from Refining & Marketing business line and Global Gas & LNG Portfolio), Eni Trading & Shipping commercial portfolio, operating branches outside Italy pertaining to the Divisions and from October 2016 the Gas e Luce business line. For the Global Gas & LNG Portfolio business lines, following the approval of the Eni’s Board of Directors on December 12, 2013, VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, during the year the VaR pertaining to GGP and EGL presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.

(b)	Cross-commodity proprietary trading, both for commodity contracts and financial derivatives, refers to Eni Trading & Shipping SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).

Strategic liquidity risk
Guarantees, commitments and risks
Schedule of market risk

(Sensitivity — Dollar value of 1 basis point — DVBP)

	2020				2019
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity(a)	0.37	0.29	0.32	0.30	0.37	0.31	0.35	0.33
(a)	Management of strategic liquidity portfolio starting from July 2013.

(Sensitivity — Dollar value of 1 basis point — DVBP)

	2020				2019
($ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity(a)	0.07	0.03	0.05	0.05	0.05	0.02	0.04	0.05
(a)	Management of strategic liquidity portfolio in $ currency starting from August 2017.